UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Asset Management Ireland Limited
Address: J.P Morgan House, International Financial Services Centre
         Dublin 1, Ireland,


13F File Number:   028-14028


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew J. Fitzgerald
Title: Attorney-In-Fact*
Phone: 212-810-5300

Signature, Place and Date of Signing:



__________________________________________________________________________
/s/ Matthew J. Fitzgerald     New York, NY 10022  November 03, 2011



Signed pursuant to Power Of Attorney dated 27
October, 2010, included as attachment
to this Form 13F-NT filed with the Securities and Exchange Commission by Blackrock Asset
Management Ireland Limited.




Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited